Expenses by Nature (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Employment-related costs:
Wages and salaries	$ 1,375	$ 1,121
Employee benefits and other wage-related costs	331	313
Bonus payments	296	350
Post-employment benefits and pension costs	129	154
Employee benefits expense	2,131	1,938
Transportation	1,605	1,515
Depreciation and amortization	1,931	1,674
Raw material purchases	601	655
Fuel and energy	1,233	1,103
Operating supplies consumed	933	782
Maintenance and repair supplies	1,118	845
Contractors and consultants	1,468	904
Overhead costs	498	559
Royalties	285	495
Other operating costs net of recoveries	(72)	(32)
Expense by nature	11,731	10,438
Adjusted for:
Capitalized production stripping costs	(1,104)	(1,042)
Change in inventory	(192)	(168)
Total cost of sales, general and administration, exploration and research and innovation expenses	$ 10,435	$ 9,228